Segment information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) segment	Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)
Operating segments [Abstract]
Number of operating segments | segment	1
Disclosure of geographical areas [line items]
Product revenue	$ 40,250	$ 48,263	[1]	$ 45,579	[1]
Broadband
Disclosure of geographical areas [line items]
Product revenue	11,657	27,900		30,100
IOT
Disclosure of geographical areas [line items]
Product revenue	19,679	11,568		8,401
Vertical
Disclosure of geographical areas [line items]
Product revenue	8,914	8,795		7,078
Product
Disclosure of geographical areas [line items]
Product revenue	28,938	37,353	[1]	34,581	[1]
License
Disclosure of geographical areas [line items]
Product revenue	2,707	2,838		1,338
Development and other services
Disclosure of geographical areas [line items]
Product revenue	8,605	8,072		9,660
U.S. dollar denominated accounts
Disclosure of geographical areas [line items]
Product revenue	7,042	7,896		6,468
Taiwan
Disclosure of geographical areas [line items]
Product revenue	16,704	8,126		5,421
China
Disclosure of geographical areas [line items]
Product revenue	11,638	21,819		24,623
Asia Pacific [Member]
Disclosure of geographical areas [line items]
Product revenue	2,172	2,664		3,256
Asia [Member]
Disclosure of geographical areas [line items]
Product revenue	30,514	32,609		33,300
Europe, Middle East, Africa
Disclosure of geographical areas [line items]
Product revenue	855	5,641		5,730
Americas [Member]
Disclosure of geographical areas [line items]
Product revenue	8,881	10,013		6,549
Latin America [Member]
Disclosure of geographical areas [line items]
Product revenue	$ 1,839	$ 2,117		$ 81

[1]	(1) In 2018, the Company adopted IFRS 15 using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.